Segmental analysis - Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Segmental analysis
Assets	£ 694,235	£ 738,056	£ 738,056	£ 798,656
Liabilities	647,745	688,963	£ 688,963	749,252
Personal & Ulster
Segmental analysis
Assets	196,204	191,124		181,407
Liabilities	169,981	164,957		156,043
UK Personal Banking
Segmental analysis
Assets	171,011	166,560		157,296
Liabilities	148,792	145,104		136,744
Ulster Bank RoI
Segmental analysis
Assets	25,193	24,564		24,111
Liabilities	21,189	19,853		19,299
Commercial and Private Banking (CPB)
Segmental analysis
Assets	188,461	193,911		193,092
Liabilities	168,358	170,499		167,410
Commercial Banking
Segmental analysis
Assets	166,478	173,621		174,514
Liabilities	139,804	143,450		140,737
Private Banking
Segmental analysis
Assets	21,983	20,290		18,578
Liabilities	28,554	27,049		26,673
RBS International
Segmental analysis
Assets	28,398	25,867		23,420
Liabilities	27,663	29,077		25,280
NatWest Markets
Segmental analysis
Assets	244,531	277,886		372,496
Liabilities	227,399	248,553		340,471
Central Items & other
Segmental analysis
Assets	36,641	49,268		28,241
Liabilities	£ 54,344	£ 75,877		£ 60,048